Annual Total Returns[BarChart] - Growth and Income Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.65%	(2.09%)	14.58%	33.84%	10.15%	(3.15%)	19.82%	14.21%	(13.46%)	25.25%